Share capital - Change in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD ($) shares
Employee Stock Option, USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance – Beginning of the year, Number (in shares) | shares	966,539	966,539	272,874	272,874	33,956	33,956
Granted, Number (in shares) | shares	390,000	390,000	713,573	713,573	243,000	243,000
Forfeited, Number (in shares) | shares	(643,271)	(643,271)	(10,034)	(10,034)	(4,082)	(4,082)
Cancelled, Number (in shares) | shares	0	0	(9,874)	(9,874)	0	0
Expired, Number (in shares) | shares	(853)	(853)	0	0	0	0
Balance – End of period, Number (in shares) | shares	712,415	712,415	966,539	966,539	272,874	272,874
Balance – Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $	$ 7.23		$ 25.88		$ 187.36
Granted, Weighted average exercise price (in US and CAN dollars per share) | $	2.05		3.47		5.17
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $	6.02		99.22		136.17
Cancelled, Weighted average exercise price (in US and CAN dollars per share) | $	0.00		157.00		0.00
Expired, Weighted average exercise price (in US and CAN dollars per share) | $	704.88		0.00		0.00
Balance – End of period, Weighted average exercise price (in US and CAN dollars per share) | $	$ 4.66		$ 7.23		$ 25.88
Employee Stock Option, CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance – Beginning of the year, Number (in shares) | shares	1,858	1,858	3,787	3,787	4,909	4,909
Forfeited, Number (in shares) | shares	0	0	(1,028)	(1,028)	(271)	(271)
Cancelled, Number (in shares) | shares	0	0	(901)	(901)	0	0
Expired, Number (in shares) | shares	(355)	(355)	0	0	(851)	(851)
Balance – End of period, Number (in shares) | shares	1,503	1,503	1,858	1,858	3,787	3,787
Balance – Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $		$ 820.27		$ 845.46		$ 1,010.40
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $		0.00		967.63		923.20
Cancelled, Weighted average exercise price (in US and CAN dollars per share) | $		0.00		758.00		0.00
Expired, Weighted average exercise price (in US and CAN dollars per share) | $		1,728.15		0.00		1,772.17
Balance – End of period, Weighted average exercise price (in US and CAN dollars per share) | $		$ 605.84		$ 820.27		$ 845.46